Segment Information - Schedule of Reconciliation of Net Income/(Loss) to Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net income/(loss)	$ 112,576	$ 80,793	$ (2,850)
Income tax expense/(benefit)	4,307	(18)	1,870
Depreciation and amortization	49,255	53,526	50,294
Unrealized loss on oil and gas derivative instruments, net (note 8)	93,102	101,862	284,658
Realized and unrealized MTM loss on our investment in listed equity securities (note 9)	0	0	62,308
Other non-operating (income)/loss, net (note 9)	(29,981)	7,000	(9,823)
Interest income	(34,577)	(37,350)	(46,061)
Interest expense, net	32,925	0	0
Losses/(gains) on derivative instruments, net (note 10)	7,822	(65)	7,227
Other financial items, net (note 10)	15,578	4,317	900
Net (income)/loss from equity method investments (note 15)	(8,928)	7,502	2,520
Sales-type lease receivable in excess of interest income	0
Adjusted EBITDA	242,079	240,500	355,771
Operating segments
Segment Reporting Information [Line Items]
Net income/(loss)	112,576	80,793	(2,850)
Income tax expense/(benefit)	4,307	(18)	1,870
Income/(loss) before income taxes	116,883	80,775	(980)
Depreciation and amortization	49,255	53,526	50,294
Impairment of long-lived assets (note 17)	0	22,933	5,021
Unrealized loss on oil and gas derivative instruments, net (note 8)	93,102	101,862	284,658
Realized and unrealized MTM loss on our investment in listed equity securities (note 9)	0	0	62,308
Other non-operating (income)/loss, net (note 9)	(29,981)	7,000	(9,823)
Interest income	(34,577)	(37,350)	(46,061)
Interest expense, net	32,925	0	0
Losses/(gains) on derivative instruments, net (note 10)	7,822	(65)	7,227
Other financial items, net (note 10)	15,578	4,317	900
Net (income)/loss from equity method investments (note 15)	(8,928)	7,502	2,520
Net income from discontinued operations	0	0	(293)
Sales-type lease receivable in excess of interest income	22,536	0	0
Adjusted EBITDA	$ 264,615	$ 240,500	$ 355,771